Parent Company Financial Statements - Schedule of Condensed Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 11,466	$ 1,098	$ 547
Adjustments to reconcile net income to cash provided by operating activities:
Deferred tax (benefit) expense	(165)	206	(8)
Fair value adjustment on marketable equity securities, net	11	3	(34)
Stock based compensation expense	5	19	0
Net change in other assets	206	484	(733)
Net change in other liabilities	(379)	260	5
Net cash provided by (used in) operating activities	2,660	2,791	(284)
CASH FLOWS FROM INVESTING ACTIVITIES
Net decrease (increase) in interest-earning deposits at banks	5,416	6,965	(4,767)
Purchase of marketable equity securities	0	0	(2)
Proceeds from sales of investments in marketable equity securities	0	0	30
Net cash provided by (used in) investing activities	2,429	75	(7,568)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of Class A common stock	0	(1,240)	0
Cash dividends paid	(117)	(83)	(42)
Other financing activities	(7)	(24)	0
Net cash (used in) provided by financing activities	(4,699)	(2,686)	7,828
Change in cash and due from banks	390	180	(24)
Cash and due from banks at beginning of period	518	338	362
Cash and due from banks at end of period	908	518	338
CASH PAYMENTS (REFUNDS) FOR:
Interest	3,686	525	62
Income taxes	514	(551)	870
Parent
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	11,466	1,098	547
Adjustments to reconcile net income to cash provided by operating activities:
(Undistributed) distributed net income of subsidiaries	(11,155)	221	(368)
Deferred tax (benefit) expense	(5)	48	0
Net amortization of premiums and discounts	0	1	1
Fair value adjustment on marketable equity securities, net	11	6	(34)
Stock based compensation expense	5	19	0
Net change in due to or from subsidiaries	0	0	4
Net change in other assets	(17)	(3)	7
Net change in other liabilities	3	(2)	3
Net cash provided by (used in) operating activities	308	1,388	160
CASH FLOWS FROM INVESTING ACTIVITIES
Net decrease (increase) in interest-earning deposits at banks	(2)	3	(4)
Purchase of marketable equity securities	0	0	(2)
Proceeds from sales of investments in marketable equity securities	0	0	30
Proceeds from sales, calls, and maturities of investment securities	0	0	2
Net cash paid in acquisition	0	(51)	0
Net cash provided by (used in) investing activities	(2)	(48)	26
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of other borrowings	0	(68)	(20)
Repayment of subordinated debt	(87)	0	0
(Repayment) proceeds for borrowings due to banking subsidiary	(15)	20	0
Repurchase of Class A common stock	0	(1,240)	0
Cash dividends paid	(117)	(83)	(42)
Other financing activities	(6)	(24)	0
Net cash (used in) provided by financing activities	(225)	(1,395)	(62)
Change in cash and due from banks	81	(55)	124
Cash and due from banks at beginning of period	119	174	50
Cash and due from banks at end of period	200	119	174
CASH PAYMENTS (REFUNDS) FOR:
Interest	23	18	17
Income taxes	$ 470	$ (536)	$ 810